Guarantor Statements - Cash Flow (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) operating activities	€ 6,753	€ 7,292	€ 7,047
Net cash flow from/(used in) investing activities	4,644	(5,879)	(3,188)
Net cash flow from/(used in) financing activities	(11,548)	(1,433)	(3,073)
Net increase/(decrease) in cash and cash equivalents	(151)	(20)	786
Cash and cash equivalents at beginning of year	3,169	3,198	2,128
Effect of foreign exchange rates	72	(9)	284
Cash and cash equivalents at end of year	3,090	3,169	3,198
Unilever Capital Corporation Subsidiary Issuer [member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) investing activities	1,088	(3,884)	(1,053)
Net cash flow from/(used in) financing activities	(1,097)	3,873	1,048
Net increase/(decrease) in cash and cash equivalents	(9)	(11)	(5)
Effect of foreign exchange rates	15	11	5
Cash and cash equivalents at end of year	6
Unilever Parent Entities [member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) operating activities	945	941	45
Net cash flow from/(used in) investing activities	1,196	(7,123)	(679)
Net cash flow from/(used in) financing activities	(2,183)	6,261	621
Net increase/(decrease) in cash and cash equivalents	(42)	79	(13)
Cash and cash equivalents at beginning of year	23	5	3
Effect of foreign exchange rates	26	(61)	15
Cash and cash equivalents at end of year	7	23	5
Unilever United States Inc Subsidiary Guarantor [member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) operating activities	(6)	(40)	(177)
Net cash flow from/(used in) investing activities	(63)	(1,062)	(783)
Net cash flow from/(used in) financing activities	69	1,103	959
Net increase/(decrease) in cash and cash equivalents		1	(1)
Cash and cash equivalents at beginning of year	(1)	(2)	(1)
Cash and cash equivalents at end of year	(1)	(1)	(2)
Non-guarantor Subsidiaries [member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) operating activities	5,814	6,391	7,179
Net cash flow from/(used in) investing activities	4,619	5,136	(1,712)
Net cash flow from/(used in) financing activities	(10,533)	(11,616)	(4,662)
Net increase/(decrease) in cash and cash equivalents	(100)	(89)	805
Cash and cash equivalents at beginning of year	3,147	3,195	2,126
Effect of foreign exchange rates	31	41	264
Cash and cash equivalents at end of year	3,078	3,147	3,195
Unilever Group [member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) operating activities	6,753	7,292	7,047
Net cash flow from/(used in) investing activities	4,644	(5,879)	(3,188)
Net cash flow from/(used in) financing activities	(11,548)	(1,433)	(3,073)
Net increase/(decrease) in cash and cash equivalents	(151)	(20)	786
Cash and cash equivalents at beginning of year	3,169	3,198	2,128
Effect of foreign exchange rates	72	(9)	284
Cash and cash equivalents at end of year	3,090	3,169	3,198
Eliminations [member]
Disclosure Of Cash Flow Statement [Line Items]
Net cash flow from/(used in) investing activities	(2,196)	1,054	1,039
Net cash flow from/(used in) financing activities	€ 2,196	€ (1,054)	€ (1,039)